Long-term Debt	12 Months Ended
Dec. 31, 2021
Long-term Debt
Long-term Debt

9. Long-term Debt

The components of the Company’s long-term debt consisted of the following (in thousands):

	December 31,
	2021	2020
Term loans payable	$10,000	$10,000
Revolving line of credit outstanding	—	3,550
Convertible note	—	3,000
Less: Unamortized discount	(55)	(118)
	9,945	16,432
Less: Current portion of long-term debt	2,000	—
Long-term debt, net of discount	$7,945	$16,432

Term Loan Agreements

Silicon Valley Bank (“SVB”) Term Loan

In July 2017, the Company entered into a $5.0 million Loan and Security Agreement with Silicon Valley Bank (“2017 SVB Term Loan”), which provided the Company with a first term loan advance of $4.0 million which was drawn down on July 5, 2017 (“Term Loan A Advance”) and a second term loan advance of $1.0 million that was available to be drawn down until May 31, 2018 (“Term Loan B Advance”; collectively, “Term Loan Advances”). The agreement also provided the Company with a revolving line of credit of up to $1.0 million. Interest payments were due monthly and commenced upon receipt of principal. Principal was payable in 36 monthly payments and commenced on June 1, 2018. The 2017 SVB Term Loan accrued interest at an annual rate calculated as the Wall Street Journal Prime Rate plus 1.25%.

In February 2019, the Company amended the 2017 SVB Term Loan (“2019 Term Loan Advance”) to change the interest rate to the greater of the (A) Wall Street Journal Prime Rate or (B) 5.25%. Additionally, the maturity date was extended to August 2022. Upon closing, the Company issued warrants to purchase 28,338 shares of common stock to SVB with an exercise price of $0.24 per share (see Note 11).

As of December 31, 2019, the Company was not in compliance with certain reporting related covenants within the SVB Loan and Security Agreement.

In March 2020, the Company entered into a Loan Modification Agreement with SVB (“2020 SVB Term Loan”), which provided a $5.0 million term loan and a revolving line of credit of up to $7.0 million. The Company repaid the outstanding balance owed on the 2017 SVB Term Loan of $3.1 million of principal and accrued interest with the proceeds from the 2020 SVB Term Loan. The Loan Modification Agreement with SVB resulted in the Company being in compliance with certain reporting related covenants.

Additionally, upon closing, the Company issued warrants to purchase 279,974 shares of common stock to SVB with an exercise price of $0.40 per share with a fair value of less than $0.1 million on the date of issuance. The Company also paid debt issuance costs of less than $0.1 million and owed an end-of-term charge of $0.1 million to SVB. The debt issuance costs were recorded as debt discount and were being amortized to interest expense, using the effective interest method, over the term of the loan. The 2020 SVB Term Loan interest was payable monthly and the principal was payable in 36 monthly payments commencing on April 1, 2021. The 2020 SVB Term Loan accrued interest at an annual rate calculated as the greater of (A) Wall Street Journal Prime Rate plus 0.50% or (B) 5.0%. In December 2020, the Company repaid the outstanding balance on the 2020 SVB Term loan of $8.0 million.

JPMorgan Chase Bank, N.A.(“JPM”) Credit Agreement

In December 2020, the Company entered into a $10.0 million credit agreement with JPMorgan Chase Bank, N.A. (“JPM Credit Agreement”) with a maturity date of December 3, 2024 and a revolving line of credit of up to $10.0 million with a maturity date of December 3, 2022. The Company repaid the outstanding balance on the 2020 SVB Term Loan Advance, including the $5.0 million in principal and $3.0 million outstanding on the revolving line of credit. Upon repayment of the outstanding amounts, the Company recorded a loss on extinguishment of debt of less than $0.1 million, which was included in interest expense in the December 31, 2020 consolidated statements of operations and comprehensive loss.

Principal and interest on the JPM Credit Agreement is payable monthly commencing on July 1, 2022. The JPM Credit Agreement accrues interest at an annual rate calculated as the greater of (A) the Wall Street Journal Prime Rate plus 2.25% or (B) 5.5%. The revolving line of credit accrues interest at an annual rate calculated as the greater of (A) the Wall Street Journal Prime Rate plus 1.25% or (B) 4.5%. Upon closing, the Company issued warrants to purchase 377,837 shares of common stock to the lender with an exercise price of $0.42 per share with a fair value of $0.1 million on the date of issuance. The Company incurred debt issuance costs of $0.1 million equal to the fair value of the warrants in connection with the JPM Credit Agreement. These costs were recorded as debt discount and are amortized to interest expense, using the effective interest method, over the term of the loan.

As of December 31, 2021, the unamortized debt discount was $0.1 million. As of December 31, 2021, the accrued interest on the JPM Credit Agreement was $0.1 million, which is included in accrued expenses and other current liabilities in the consolidated balance sheet. Interest expense totaled $0.6 million for the year ended December 31, 2021, which includes the amortization of the debt discount which totaled less than $0.1 million. The interest rate in effect as of December 31, 2021 was 5.5% and 4.5% for the JPM Credit Agreement and revolving line of credit, respectively. During the year ended December 31, 2021, the Company fully repaid the $5.4 million drawn down on the revolving line of credit.

The Company’s obligations under the JPM Credit Agreement are secured by a first-priority security interest in all of its assets, including intellectual property.

As of December 31, 2021, future principal payments on long-term debt are as follows (in thousands):

Year Ending December 31,
2022	$2,000
2023	4,000
2024	4,000
$10,000

Convertible Note

In September 2020, the Company entered into a Convertible Note Purchase Agreement (the “2020 Convertible Notes”) with an investor for gross proceeds of $2.0 million with a stated interest rate of 6.0% per annum. An additional $2.0 million in gross proceeds were made available in December 2020 upon achievement of the integration milestone, whereby the Company successfully created software utilizing the investor’s application programming interface. The 2020 Convertible Notes provided a conversion option whereby upon the closing of a Qualified Financing event, in which the aggregate gross proceeds of the issuance of preferred stock totaled at least $10.0 million, the notes would automatically convert into shares of the same class and series of capital stock of the Company issued to other investors in the financing at a conversion price equal to 80% of the price per share paid by the other investors. The conversion option met the definition of an embedded derivative and was required to be bifurcated and accounted for separately from the notes. The proceeds from the 2020 Convertible Notes were allocated between the derivative liability, with a fair value at issuance of $1.0 million, and the notes, with an initial carrying value of $3.0 million, and included in long-term liabilities on the Company’s consolidated balance sheet. The difference between the initial carrying value of the notes and the stated value of the notes represented a discount that was accreted to interest expense over the term of the Convertible Notes using the effective interest method. This derivative liability was derecognized as of December 31, 2021 as the liability was settled pursuant to the closing of the merger.

As of December 31, 2021 and 2020, the accrued interest on the 2020 Convertible Notes was $0 and less than $0.1 million, respectively. Interest expense totaled $0.3 million and less than $0.1 million for the years ended December 31, 2021 and 2020, respectively.

In January and February 2021, the Company entered into a Convertible Note Purchase Agreement (the “2021 Convertible Notes”) with various investors for gross proceeds of $30.0 million with a stated interest rate of 8.0% per annum. The 2021 Convertible Notes provided a conversion option whereby upon the closing of a Qualified Financing event, in which the aggregate gross proceeds totaled at least $100.0 million, the notes would automatically convert into shares of the same class and series of capital stock of the Company issued to other investors in the financing at a conversion price equal to 80% of the price per share paid by the other investors. The conversion option met the definition of an embedded derivative and was required to be bifurcated and accounted for separately from the notes. The proceeds from the 2021 Convertible Notes were allocated between the derivative liability, with a fair value at issuance of $7.0 million, and the notes, with an initial carrying value of $23.0 million, and included in long-term liabilities on the Company’s consolidated balance sheet. The difference between the initial carrying value of the notes and the stated value of the notes represented a discount that was accreted to interest expense over the term of the Convertible Notes using the effective interest method. This derivative liability was derecognized as of December 31, 2021 as the liability was settled pursuant to the closing of the merger.

In June 2021, the Company modified the 2021 Convertible Notes to grant the holders an additional 1,000,000 shares of NHIC common stock as further consideration upon the automatic conversion of the notes upon closing of the Merger. This modification of the notes resulted in an extinguishment and the Company recognized a loss on extinguishment of the 2021 Convertible Notes of $11.8 million. The $26.7 million carrying value of the notes at June 21, 2021 was derecognized and replacement notes with an initial carrying value of $29.6 million were recorded. Additionally, in the extinguishment accounting, a derivative liability of $19.2 million was recognized, which represents the value of the 1,000,000 NHIC shares as well as a bifurcated embedded derivative for the conversion option.

Upon the closing of the Merger, the Convertible Notes automatically converted into 4,408,672 shares of the Company’s common stock and the holders of the 2021 Convertible Notes also received the right to receive 1,000,000 shares of the Company’s common stock, as noted above. Upon the conversion of the Convertible Notes, the carrying value of the debt of $32.8 million, and the related derivative liability of $19.7 million and accrued interest of $0.2 million were derecognized resulting in a loss on extinguishment of debt of $0.9 million recorded in other income (expense).

As of December 31, 2021, the accrued interest on the 2021 Convertible Notes was $0. Interest expense totaled $4.9 million for the year ended December 31, 2021.